Financing Transactions - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2014 Pools	May 02, 2013
Subsidiary or Equity Method Investee [Line Items]
Equity method investment, ownership interest	16.05%
Amount increases to retained earnings	$ 68,428,000	$ 36,703,000	$ 88,727,000
Voyageur Spirit [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, purchase price		503,100,000
Conventional Tanker Commercial Operations and Technical Management Operations [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, purchase price				23,500,000
Common units outstanding	87.8
Equity method investment, ownership interest				50.00%
Commercially managed tanker pools				3
Value of the assets acquired, including working capital	16,900,000
Conventional Tanker Commercial Operations and Technical Management Operations [Member] | Reimbursed working capital [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, purchase price	6,500,000
Common Class B [Member] | Conventional Tanker Commercial Operations and Technical Management Operations [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares issued for acquisition	4.2
Value of common shares issued for acquisition	17,000,000
Common share price per share, acquisition closing date	$ 4.03
Initial [Member] | Common Class B [Member] | Conventional Tanker Commercial Operations and Technical Management Operations [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of common shares issued for acquisition	15,600,000
Common share price per share, acquisition closing date	$ 3.70
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, debt assumed					230,000,000
Business acquisition, cash paid					253,000,000
Interest of Company's general partner					2.00%
Business acquisition, value of common units					44,300,000
Business acquisition, fair value of common units					40,000,000
Common units outstanding					83.6
Teekay Offshore [Member] | Initial [Member] | Voyageur Spirit [Member]
Subsidiary or Equity Method Investee [Line Items]
Business acquisition, purchase price					$ 540,000,000